Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,570,056)	$ (2,760,794)	$ (5,537,936)	$ (6,439,040)
Adjustments to reconcile net loss to net cash used by operating activities to net cash used by operating activities
Amortization			0	306,756
Depreciation	16,733	17,543	24,069	19,858
Bad debt expense (recovery)	(49,847)	87,830	57,601	26,233
Stock-based compensation	2,474,496	482,295	768,105	547,842
Loss (gain) on warrant valuation adjustment	(428,846)	(316,952)	568,729	2,223,718
Amortization of debt issuance costs	2,767,361	0	431,087	225,786
Amortization of debt discount	112,984	71,298	110,247	31,514
Stock issued for consulting services	106,500	0	8,000	43,540
Warrants issued for consulting services	737,457	0	182,856	186,410
Loss on conversion option of promissory note payable			0	75,422
Stock issued with convertible debenture			0	50,100
Gain (loss) of sale of assets, property and equipment	3,170	0	0	(1,594)
Accrued interest	280,975	0
Changes in assets - (increase)/decrease
Accounts receivable - trade	49,661	200,850	250,678	(412,578)
Inventory	(9,441)	55,844	(7,079)	(29,249)
Prepaid expenses	(76,871)	(15,716)	(2,465)	36,165
Other	(3,901)	(136)	(131)	(2,689)
Changes in liabilities - increase/(decrease)
Accounts payable	184,442	722,467	783,559	203,698
Accrued expenses	72,483	84,647	298,512	15,714
Accrued employee compensation	362,823	294	(63,180)	(176,682)
Contract liabilties	379,074	0
Accrued interest			21,896	0
Interest payable, related parties	319,237	425,699	576,481	(130,377)
NET CASH USED BY OPERATING ACTIVITIES	(2,271,566)	(944,831)	(1,528,971)	(3,199,453)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment			0	1,594
Purchases of property and equipment	(32,171)	0	0	(10,364)
NET CASH USED BY INVESTING ACTIVITIES	(32,171)	0	0	(8,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible promissory notes, net	1,159,785	0	1,384,231	106,000
Proceeds from line of credit, related party	280,500	0	370,000	0
Advances from related parties	156,000	751,616	270,000	0
Proceeds from note payable, product	96,708	0
Proceeds from short term note	184,750	0
Proceeds from warrant exercise	38,528	93,067	93,066	67,466
Proceeds from 2016 Public Offering, net			0	1,596,855
Proceeds from 2016 Private Offering, net			0	1,528,200
Proceeds from convertible debenture, net			0	175,000
Proceeds from short term loan			0	100,000
Payment of convertible promissory notes			0	(155,750)
Payment of convertible debenture			0	(210,000)
Payment on line of credit, related party	(144,500)	0
Payments on note payable, product	(96,708)	0
Payments on advances from related parties	(12,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,663,063	844,683	2,117,298	3,207,771
EFFECT OF EXCHANGE RATES ON CASH	(17,199)	6,803	8,286	(18,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(657,873)	(93,345)	596,613	(19,359)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	730,184	133,571	133,571	152,930
CASH AND CASH EQUIVALENTS, END OF PERIOD	72,311	40,226	730,184	133,571
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	151,227	0	0	630,549
NONCASH INVESTING ACTIVITIES
Stock issued with convertible debenture			0	50,100
Stock issued for services			8,000	43,540
Cashless exercise of warrants	118,838	66,966
Advances from related and unrelated parties converted to Convertible promissory notes	310,000	0
Loss on warrant conversion to stock			0	888,418
Beneficial conversion feature on convertible promissory notes			820,681	66,331
Beneficial conversion feature on convertible debenture			0	124,900
Accounts payable converted to convertible promisory notes	120,000	0
Beneficial conversion feature on convertible debt	745,223	0	820,681	191,231
Warrants issued for services	737,457	0	182,856	186,410
Warrants issued with convertible promissory note			620,748	0
Warrants issued for short tem loan			0	58,400
Warrants issued for debt	844,562	0	$ 620,748	$ 58,400
Conversion of 10% convertible promissory notes	$ 844,562	$ 0